SIGNIFICANT ACCOUNTING POLICIES (Employee Benefit Plan) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance pay expenses	$ 744	$ 755	$ 638
Candela U. S. Plan [Member]
Employer contribution	255	297	320
Syneron U. S. Plan [Member]
Employer contribution	$ 196	$ 166	$ 201
Maximum [Member] | Defined Contribution Pension [Member]
Annual contribution per employee, percentage	10.00%
Maximum [Member] | Syneron U. S. Plan [Member]
Annual contribution per employee, percentage	1.00%
100% Percent Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	3.00%
Annual contribution per employee, percentage	50.00%
50% Employer Match [Member] | Candela U. S. Plan [Member]
Employer matching contribution percentage	6.00%
50% Employer Match [Member] | Syneron U. S. Plan [Member]
Employer matching contribution percentage	2.00%